Cover	Nov. 30, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 30, 2023
Entity File Number	001-41290
Entity Registrant Name	SMART FOR LIFE, INC.
Entity Central Index Key	0001851860
Entity Tax Identification Number	81-5360128
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	990 S Rogers Circle
Entity Address, Address Line Two	Suite 3
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33487
City Area Code	786
Local Phone Number	749-1221
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SMFL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false